Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Property and Equipment

4.    Property and Equipment

Property and equipment, net consists of the following:

	December 31, 2020	December 31, 2019
Computer equipment and software	$25,824	$9,685
Furniture and fixtures	7,754	5,891
Leasehold improvements	24,687	17,373
Property and Equipment	58,265	32,949
Accumulated depreciation	(17,438)	(7,004)
Property and Equipment, net	$40,827	$25,945

During the years ended December 31, 2020, 2019, and 2018 the Company recorded depreciation expense on property and equipment of $9.3 million, $4.1 million, and $1.2 million, respectively.